EARNING PER SHARE ('EPS') (Tables)	12 Months Ended
Dec. 31, 2019
EARNING PER SHARE ('EPS')
Schedule of computation of basic EPS

The following table summarizes information related to the computation of basic EPS for the years ended December 31, 2019, 2018 and 2017 (in millions of pesos, except per share data):

	2019	2018	2017
Income from continuing operations before attribution of non-controlling interests	3,214,567	2,786,435	2,754,173
Less: Non-controlling interests from continuing operations	97,216	127,571	139,173
Net income from continuing operations	3,117,351	2,658,864	2,615,000
Less: Preferred dividends declared	435,810	402,451	370,983
Less: Allocation of undistributed earnings to preferred stockholders	998,864	816,277	827,126
Continuing operations	998,864	816,277	827,126
Net income allocated to common shareholders for basic and diluted EPS	1,682,677	1,440,136	1,416,891
Weighted average number of common shares outstanding used in basic EPS calculation (In millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	3,301	2,825	2,780
From continuing operations	3,301	2,825	2,780